UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23585

VELA FUNDS

(Exact name of registrant as specified in charter)

220 Market Street, Suite 208

New Albany, OH 43054

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

With copy to: Peter Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

and

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Registrant’s telephone number, including area code:	614-653-8352

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth

Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2023

VELA Small Cap Fund

Class A (VESAX)

Class I (VESMX)

VELA Large Cap Plus Fund

Class A (VELAX)

Class I (VELIX)

VELA International Fund

Class A (VEILX)

Class I (VEITX)

VELA Income Opportunities Fund

Class A (VIOAX)

Class I (VIOIX)

Management Discussion of Fund Performance – (Unaudited)

Market Commentary

For the six months ended March 31, 2023, financial markets experienced above average volatility as the world continued to grapple with three intertwined problems: de-globalization, inflation, and the Russian invasion of Ukraine. In the US, the Russell 1000 Index had a total return of 15.24%, while the Russell 2000 Index provided a 9.14% total return and the Russell 3000 Index returned 14.88%. The MSCI World ex USA Index was 25.50%.

Through the first calendar quarter of 2023, inflation remained the primary concern for monetary authorities, with the Federal Reserve continuing to raise the Federal Fund rates. While additional rate raises for the remainder of the year are uncertain as the Financials sector, in particular, shows signs of stress in adapting to the rapid rate of increase experienced over the past year, the elevated rates experienced in Q1 are likely to be sticky.

Across all Funds during the period, we adjusted the Funds’ bank exposure to reflect our view that bank profits will remain under pressure as they adjust their respective balance sheets to reflect higher funding costs and, possibly, higher credit losses in a slowing economy. Looking ahead, we intend to maintain our focus on our bottom-up investment approach underpinned by our experience valuing businesses. To borrow a truism from Warren Buffett, “predicting rain doesn’t count, building arks does”.

VELA Small Cap Fund

Returns Discussion

For the six months ended March 31, 2023, the VELA Small Cap Fund Class I Shares returned 10.08% compared to 9.14% for the Fund’s primary benchmark, the Russell 2000 Index, and 12.00% for the S&P SmallCap 600 Index. On an annualized basis, total returns since Fund inception (September 30, 2020) were 20.32% vs. 8.74% for the Russell 2000 Index and 15.49% for the S&P SmallCap 600 Index.

For the six month period, we continued to see particularly favorable performance from energy and manufacturing industries, with top portfolio contributors including Applied Industrial Technologies, Inc. (AIT), Texas Pacific Land Trust Corp. (TPL), Greenbrier Companies, Inc. (GBX), Civitas Resources, Inc. (CIVI), and BWX Technologies, Inc. (BWXT). The largest detractors to returns for the period were Cullen/Frost Bankers, Inc. (CFR) and UMB Financial Corporation (UMBF) as Financials underperformed in the first calendar quarter of 2023. Lazydays Holdings, Inc. (LAZY), National HealthCare Corporation (NHC), and a Put Option on the Energy Select Sector SPDR Fund (XLE), a hedge for our Energy sector holdings, rounded out the top detractors for the Fund.

Portfolio Changes

Turnover in the Fund was elevated over the last six months due primarily to a combination of acting on opportunities presented by a volatile market and maintaining our sell discipline,

Management Discussion of Fund Performance – (Unaudited) (continued)

as well as efforts to maximize tax efficiency. During the period, the Fund bought eight companies on our watch list at meaningful discounts to what we think they are worth. Of note, these additions were across four different industries, reflecting our fundamental research approach. We also increased our use of options in the Fund with the goal of mitigating the impact of market volatility on the Fund. The Fund exited positions in eleven companies over the period, including many of the Fund’s regional bank holdings, which we re-evaluated in light of recent instability and uncertainty about potential regulatory actions and our updated outlook for the sector. In contrast to other points in the last two and a half years, we aren’t seeing clear dislocations across industries or sectors, outside of possibly the bank industry, which could remain tenuous for some time. In the volatile and low return environment that lies ahead, we believe an ability to adhere to a time-tested investment framework is increasingly important.

VELA Large Cap Plus Fund

Returns Discussion

For the six months ended March 31, 2023, the VELA Large Cap Plus Fund Class I Shares returned 8.98% compared to 15.24% for the Russell 1000 Index, the Fund’s primary benchmark, and 15.62% for the S&P 500 Index. On an annualized basis, total returns since fund inception (September 30, 2020) were 14.29% vs. index returns of 9.32% and 10.06% respectively

Top contributors within the Fund during the period included Baker Hughes Company (BKR), Arch Capital Group Limited (ACGL), Microsoft Corporation (MSFT), FedEx Corporation (FDX), and NVR, Inc. (NVR). Bottom performers during the six month period included Financials sector holdings SVB Financial Group (SIVBQ) and First Republic Bank (FRC), along with EQT Corporation (EQT). Options on the SPDR S&P 500 ETF Trust (SPY) and Chevron Corporation (CVX) rounded out the bottom contributors for the period.

VELA International Fund

Returns Discussion

For the six months ended March 31, 2023, the VELA International Fund Class I Shares returned 28.32% compared to 25.50% for the MSCI World ex US Index. On an annualized basis, total returns since Fund inception (September 30, 2020) were 9.54% vs. index returns of 7.85%.

Top contributors during the six month period included FLSmidth & Co. (526357), Associated British Foods (067312), Infineon Technologies (588950), Australian based gold mining company OceanaGold Corporation (OCANF), and ING Groep (BZ5739). The five largest detractors within the Fund were Roche Holding Limited (711038), PT United

Management Discussion of Fund Performance – (Unaudited) (continued)

Tractors (623084), WH Group Limited (BLLHKZ), Bayer AG (506921), and Australian wine-distributor Treasury Wine Estates Limited (B61JC6).

Portfolio Changes

During the period, the Fund added five new equity positions, including Alamos Gold, Inc. (AGI), B&M European Value Retail (BMTRW1), Bayer AG (506921), Parkland Corp (70137W959), and Criteo SA (CRTO), while the Fund sold Okuma Corp (6103) and Treasury Wine Estates (B61JC6). The latter two were both trading near our estimate of intrinsic value; we took the proceeds and redeployed funds toward higher conviction ideas. The Fund also took advantage of the higher interest rate environment and purchased a 6-month Treasury bill with a near 50% pick-up in annualized yield to the rate earned on our remaining cash. The Treasury bill is included in the Fund’s ending cash position for the period (8.6%), representing about 35% of total cash. Given the higher-rate environment and current volatility, we are comfortable with the Fund’s cash position, but remain vigilant in looking for an opportunity to deploy capital should the market begin to discount a recession.

VELA Income Opportunities Fund

Returns Discussion

For the six months ended March 31, 2023, the VELA Income Opportunities Fund Class I Shares returned 10.68% compared to 14.88% for the Russell 3000 Index and 9.95% for the Fund’s secondary benchmark, a 50/50 blend of the Russell 3000 Index and the Bloomberg US Aggregate Index. On an annualized basis, total returns since Fund inception (March 31, 2022) were -9.15% vs. returns of -8.58% for the Russell 3000 Index and -6.37% for the secondary benchmark.

Top contributors within the Fund during the six month period, from a variety of sectors, included Scotts Miracle-Gro (SMG), Greenbrier Companies, Inc. (GBX), Omnicom Group, Inc. (OMC), Baker Hughes Company (BKR), and Simon Property Group, Inc. (SPG). Bottom performers were concentrated in the Financials sector and included equity holdings First Republic Bank (FRC), Fidelity National Information Services, Inc. (FIS), Washington Trust Bancorp, Inc. (WASH), and Comerica, Inc. (CMA), and Series J preferred shares with First Republic Bank.

Portfolio Changes

Over the last six months, the Fund initiated six equity and nine corporate bond positions as fixed income securities have become more attractive than at the outset of the Fund given the higher interest rate environment. As interest rates have increased, the Fund also initiated positions in three short term US treasuries with the goal of generating additional

Management Discussion of Fund Performance – (Unaudited) (continued)

return on cash. Furthermore, we have continued to increase the number of call options written against various underlying holdings to produce additional income for the Fund.

During the period, the Fund exited nine equity positions, concentrated primarily in the Financials sector, as we re-evaluated our industry outlook in view of recent banking instability and acted to align the Fund’s portfolio accordingly. While our preference is for a multi-year hold period with our investments, we decided to exit these positions as the range of possible outcomes became too wide and unpredictable. As such, the Fund ended the period with more cash on hand than in recent quarters. We aim to opportunistically redeploy capital as potential ideas become more attractively priced. Exiting the period, we believe we have utilized recent market volatility to improve the quality of the businesses in the Fund’s portfolio and are pleased with the business quality and valuations of dividend-paying businesses we own.

Important Information:

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Investors may obtain performance data current to the most recent month-end by calling 833-399-1001.

A complete list of portfolio holdings can be found at www.velafunds.com.

You cannot invest directly in an index.

The S&P 500 Index is a composite of 500 of the largest companies in the United States. The S&P 500 Index is unmanaged and does not represent the performance of any particular investment.

The Russell 3000 Index is a market-capitalization-weighted equity index maintained by FTSE Russell that tracks the performance of the 3,000 largest U.S. traded stocks across all market sectors, inclusive of dividends, capital gains, distributions, and interest.

The Russell 2000 Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index.

The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the United States.

The Russell 1000 Index is an unmanaged market capitalization-weighted index comprised of the largest 1,000 companies by market capitalization in the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies by total market capitalization.

The S&P SmallCap 600 Index is a stock market index established by Standard & Poor’s. It covers

Management Discussion of Fund Performance – (Unaudited) (continued)

roughly the small-cap range of American stocks, using a capitalization-weighted index.

The secondary index for the Income Opportunities Fund is a blend of the Russell 3000 TR (50%) and The Bloomberg Aggregate Bond Index (50%). The Bloomberg Aggregate Bond Index broadly tracks the performance of the U.S. investment-grade bond market. The index is composed of investment-grade government and corporate bonds.

Investment Results (Unaudited)

Average Annual Total Returns(a) as of March 31, 2023

			Since
			Inception
	Six Months	One Year	(9/30/20)
VELA Small Cap Fund
Class A Shares
Without Load	10.01%	(5.66)%	20.04%
With Load	4.50%	(10.36)%	17.58%
Class I Shares	10.08%	(5.43)%	20.32%
Russell 2000 Index(b)	9.14%	(11.61)%	8.74%
S&P SmallCap 600 Index(c)	12.00%	(8.82)%	15.49%

	Expense Ratios(d)
	Class A	Class I
	Shares	Shares
	1.44%	1.19%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Small Cap Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The Russell 2000 Index is an unmanaged market capitalization weighted index measuring performance of the smallest 2,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

(c)	The S&P SmallCap 600 Index is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalization. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios shown, which include acquired fund fees and other expenses of 0.02%, reflect information from the Fund’s prospectus dated January 30, 2023. Additional information pertaining to the expense ratios as of March 31, 2023 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 1-833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2023

			Since
			Inception
	Six Months	One Year	(9/30/20)
VELA Large Cap Plus Fund
Class A Shares
Without Load	8.78%	(7.73)%	14.02%
With Load	3.33%	(12.56)%	11.68%
Class I Shares	8.98%	(7.73)%	14.29%
Russell 1000 Index(b)	15.24%	(8.39)%	9.32%
S&P 500 Index(c)	15.62%	(7.73)%	10.06%

	Expense Ratios(d)
	Class A	Class I
	Shares	Shares
	2.07%	1.82%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Large Cap Plus Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The Russell 1000 Index is an unmanaged market capitalization weighted index measuring the performance of the largest 1,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

(c)	The S&P 500 Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index, however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios shown, which include acquired fund fees and expenses of 0.01%, reflect information from the Fund’s prospectus dated January 30, 2023. Additional information pertaining to the expense ratios as of March 31, 2023 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 1-833-399-1001. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2023

			Since
			Inceptions
	Six Months	One Year	(9/30/20)
VELA International Fund
Class A Shares
Without Load	28.28%	4.79%	9.20%
With Load	21.86%	(0.42)%	6.97%
Class I Shares	28.32%	5.08%	9.54%
MSCI World ex USA Index(b)	25.50%	(2.74)%	7.85%

	Expense Ratios(c)
	Class A	Class I
	Shares	Shares
	1.44%	1.19%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA International Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The MSCI World ex USA Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios shown, which include acquired fund fees and other expenses of 0.02%, reflect information from the Fund’s prospectus dated January 30, 2023. Additional information pertaining to the expense ratios as of March 31, 2023 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 1-833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2023

			Since
			Inception
	Six Months	One Year	(3/31/22)
VELA Income Opportunities Fund
Class A Shares
Without Load	10.55%	(9.51)%	(9.51)%
With Load	4.99%	(14.06)%	(14.06)%
Class I Shares	10.68%	(9.15)%	(9.15)%
Russell 3000 Total Return Index(b)	14.88%	(8.58)%	(8.58)%
50% Russell 3000 Total Return Index(b)
/ 50% Bloomberg U.S. Aggregate Bond Index(c)	9.95%	(6.37)%	(6.37)%

	Expense Ratios(d)
	Class A	Class I
	Shares	Shares
	1.18%	0.93%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Income Opportunities Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The Russell 3000 Total Return Index is a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market. It measures the performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization, and represents approximately 98% of the American public equity market.

(c)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

(d)	The expense ratios shown, which include acquired fund fees and other expenses of 0.01%, reflect information from the Fund’s prospectus dated January 30, 2023. Additional information pertaining to the expense ratios as of March 31, 2023 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 1-833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Sector Holdings (Unaudited)

VELA Small Cap Fund

Sector Allocation(a)
Communications	1.27%
Consumer Discretionary	14.93%
Consumer Staples	10.07%
Energy	9.82%
Financials	13.58%
Health Care	8.95%
Industrials	22.39%
Materials	5.92%
Technology	4.23%
Utilities	1.72%
Money Market Funds	8.04%
Written Options	-0.73%
Liabilities in Excess of Other Assets	-0.19%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Small Cap Fund is to provide long-term capital appreciation.

VELA Large Cap Plus Fund

Sector Allocation(a)	Long	Short	Gross	Net
Communications	6.91%	0.00%	6.91%	6.91%
Consumer Discretionary	9.57%	-1.39%	10.96%	8.18%
Consumer Staples	4.92%	-0.81%	5.73%	4.11%
Energy	8.53%	-0.41%	8.94%	8.12%
Financials	13.36%	-1.66%	15.02%	11.70%
Health Care	18.77%	-1.30%	20.07%	17.47%
Industrials	9.55%	-1.37%	10.92%	8.18%
Materials	2.20%	-0.96%	3.16%	1.24%
Real Estate	0.00%	-0.30%	0.30%	-0.30%
Technology	24.58%	-0.98%	25.56%	23.60%
Utilities	3.13%	-0.29%	3.42%	2.84%
Exchange-Traded Funds	0.94%	-0.51%	1.45%	0.43%
Purchased Options	0.96%	0.00%	0.96%	0.96%
Money Market Funds	1.64%	0.00%	1.64%	1.64%
Written Options	0.00%	-1.59%	1.59%	-1.59%
Other Assets in Excess of Liabilities	6.51%	0.00%	6.51%	6.51%
	111.57%	-11.57%	123.14%	100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Large Cap Plus Fund is to provide long-term capital appreciation.

Sector Holdings (Unaudited)

VELA International Fund

Sector Allocation(a)
Communications	7.61%
Consumer Discretionary	9.44%
Consumer Staples	17.45%
Energy	6.27%
Financials	6.91%
Health Care	5.93%
Industrials	13.06%
Materials	15.35%
Technology	9.40%
U.S. Government & Agencies	2.55%
Money Market Funds	6.01%
Liabilities in Excess of Other Assets	0.02%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA International Fund is to provide long-term capital appreciation.

VELA Income Opportunities Fund

Sector Allocation(a)
Communications	4.30%
Consumer Discretionary	18.57%
Consumer Staples	11.82%
Energy	6.61%
Financials	7.08%
Health Care	11.69%
Industrials	16.25%
Materials	3.17%
Real Estate	3.60%
Technology	5.20%
Utilities	3.97%
U.S. Government & Agencies	2.77%
Money Market Funds	6.09%
Written Options	-0.53%
Liabilities in Excess of Other Assets	-0.59%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Income Opportunities Fund is to provide current income and the secondary investment objective is to provide long-term capital appreciation.

Sector Holdings (Unaudited)

Availability of Portfolio Schedule (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Funds’ website at http://www.velafunds.com.

VELA Small Cap Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks — 92.88%	Shares	Fair Value
Communications — 1.27%
Criteo S.A. - ADR(a)	27,649	$871,082
Consumer Discretionary — 14.93%
Gildan Activewear, Inc.	49,824	1,653,659
Graham Holdings Co., Class B	2,960	1,763,686
Lazydays Holdings, Inc.(a)	102,955	1,201,485
Liberty Media Corp. - Liberty Braves - Series C(a)	49,705	1,674,561
Papa John’s International, Inc.	15,408	1,154,521
Vail Resorts, Inc.	6,147	1,436,431
Wendy’s Co. (The)	63,884	1,391,394
		10,275,737
Consumer Staples — 10.07%
Casey’s General Stores, Inc.	6,444	1,394,868
Duckhorn Portfolio Inc. (The)(a)	60,205	957,260
Flowers Foods, Inc.	27,204	745,662
MGP Ingredients, Inc.	8,988	869,319
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	23,196	1,343,976
Performance Food Group Co.(a)(b)	26,821	1,618,379
		6,929,464
Energy — 9.82%
Civitas Resources, Inc.(b)	30,330	2,072,752
Devon Energy Corp.	9,545	483,072
PDC Energy, Inc.(b)	30,613	1,964,742
Range Resources Corp.(b)	84,603	2,239,442
		6,760,008
Financials — 13.58%
1st Source Corp.	20,904	902,008
Assured Guaranty Ltd.	22,437	1,127,908
Axis Capital Holdings Ltd.	33,447	1,823,531
BOK Financial Corp.	19,743	1,666,507
Cullen/Frost Bankers, Inc.	15,985	1,683,859
Hingham Institution for Savings	2,281	532,477
Houlihan Lokey, Inc.	11,521	1,007,972
MBIA, Inc.(a)	64,748	599,566
		9,343,828
Health Care — 8.95%
Denali Therapeutics, Inc.(a)	10,575	243,648
Encompass Health Corp.	19,168	1,036,989
Envista Holdings Corp.(a)(b)	41,392	1,692,104
Lantheus Holdings, Inc.(a)(b)	8,314	686,404
LivaNova PLC(a)	10,944	476,940
National Healthcare Corp.	22,984	1,334,681
SI-BONE, Inc.(a)(b)	35,164	691,676
		6,162,442
Industrials — 22.39%
Applied Industrial Technologies, Inc.(b)	17,942	2,550,096
BWX Technologies, Inc.(b)	35,702	2,250,654

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks — 92.88%— (continued)	Shares	Fair Value
Industrials — 22.39%— (continued)
ChargePoint Holdings, Inc.(a)	22,098	$231,366
Copa Holdings, S.A., Class A(a)	10,589	977,894
Greenbrier Companies, Inc. (The)	69,235	2,227,290
Hub Group, Inc., Class A(a)	22,928	1,924,576
Huntington Ingalls Industries, Inc.	5,074	1,050,419
Kirby Corp.(a)	50,150	3,495,456
XPO, Inc.(a)	22,092	704,735
		15,412,486
Materials — 5.92%
Ashland Global Holdings, Inc.(b)	21,058	2,162,867
RPM International, Inc.(b)	7,994	697,397
Valvoline, Inc.	34,816	1,216,471
		4,076,735
Technology — 4.23%
JFrog Ltd.(a)(b)	45,105	888,569
Nutanix, Inc., Class A(a)(b)	19,421	504,752
Verint Systems, Inc.(a)	40,730	1,516,784
		2,910,105
Utilities — 1.72%
Southwest Gas Holdings, Inc.	18,930	1,182,179

TOTAL COMMON STOCKS
(Cost $57,753,376)		63,924,066

Money Market Funds - 8.04%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%(c)	5,533,394	5,533,394

TOTAL MONEY MARKET FUNDS
(Cost $5,533,394)		5,533,394

Total Investments — 100.92%
(Cost $63,286,770)		69,457,460

Liabilities in Excess of Other Assets — (0.92)%		(632,103)

Net Assets — 100.00%		$68,825,357

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for written options.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund
Schedule of Open Written Option Contracts
March 31, 2023 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
Written Call Options (0.73)%
Applied Industrial Technologies, Inc.	(94)	$(1,336,022)	$130.00	August 2023	$(176,719)
Ashland Global Holdings, Inc.	(75)	(770,325)	120.00	April 2023	(150)
BWX Technologies, Inc.	(120)	(756,480)	65.00	August 2023	(39,000)
Civitas Resources, Inc.	(90)	(615,060)	80.00	July 2023	(25,425)
Envista Holdings Corp.	(150)	(613,200)	50.00	September 2023	(16,125)
JFrog Ltd.	(100)	(197,000)	35.00	January 2024	(6,500)
Lantheus Holdings, Inc.	(30)	(247,680)	95.00	January 2024	(34,350)
Nutanix, Inc.	(97)	(252,103)	32.50	January 2024	(17,218)
Ollie’s Bargain Outlet Holdings, Inc.	(115)	(666,310)	70.00	October 2023	(44,850)
PDC Energy, Inc.	(100)	(641,800)	89.35	December 2023	(33,500)
Performance Food Group Co.	(110)	(663,740)	65.00	June 2023	(18,700)
Range Resources Corp.	(325)	(860,275)	35.00	October 2023	(43,063)
RPM International, Inc.	(40)	(348,960)	110.00	May 2023	(200)
SI-BONE, Inc.	(250)	(491,750)	25.00	October 2023	(48,750)
Total Written Options (Premiums Received $657,271)					$(504,550)

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks — 101.52%	Shares	Fair Value
Communications — 6.91%
Activision Blizzard, Inc.(a)(b)	6,152	$526,550
Alphabet, Inc., Class A(a)(c)	12,741	1,321,624
Meta Platforms, Inc., Class A(a)(b)(c)	3,375	715,297
T-Mobile US, Inc.(a)(c)	4,706	681,617
		3,245,088
Consumer Discretionary — 9.57%
Aptiv PLC(c)	3,379	379,090
Booking Holdings, Inc.(c)	126	334,204
Home Depot, Inc. (The)	2,498	737,210
NVR, Inc.(c)	184	1,025,283
O’Reilly Automotive, Inc.(c)	653	554,384
Starbucks Corp.	5,578	580,837
TJX Companies, Inc. (The)	11,224	879,512
		4,490,520
Consumer Staples — 4.92%
Dollar General Corp.	3,470	730,296
Kraft Heinz Co. (The)	18,017	696,717
PepsiCo, Inc.	4,839	882,150
		2,309,163
Energy — 8.53%
Baker Hughes Co.(a)(b)	26,751	772,034
Energy Transfer, L.P.(a)(b)	72,785	907,629
EQT Corp.(a)(b)	24,730	789,134
Pioneer Natural Resources Co.(a)(b)	3,321	678,281
Suncor Energy, Inc.(a)(b)	27,660	858,843
		4,005,921
Financials — 13.36%
Arch Capital Group Ltd.(c)	14,352	974,070
Bank of America Corp.	13,137	375,718
Berkshire Hathaway, Inc., Class B(c)	5,105	1,576,271
Charles Schwab Corp. (The)(a)(b)	7,918	414,745
Citigroup, Inc.	13,723	643,471
Goldman Sachs Group, Inc. (The)(a)(b)	1,968	643,753
MetLife, Inc.	16,001	927,098
Wells Fargo & Co.(a)(b)	19,088	713,510
		6,268,636
Health Care — 18.77%
AbbVie, Inc.(a)(b)	5,283	841,952
Alnylam Pharmaceuticals, Inc.(a)(b)(c)	3,417	684,493
AstraZeneca PLC - ADR	11,296	784,055
BioMarin Pharmaceutical, Inc.(a)(b)(c)	4,542	441,664
Boston Scientific Corp.(c)	19,899	995,547
Denali Therapeutics, Inc.(c)	8,896	204,964
Encompass Health Corp.	11,200	605,920
Humana, Inc.	1,634	793,242
Jazz Pharmaceuticals PLC(c)	2,369	346,656

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks — 101.52%— (continued)	Shares	Fair Value
Health Care — 18.77%— (continued)
Johnson & Johnson	4,675	$724,625
Lantheus Holdings, Inc.(a)(c)	6,542	540,108
Medtronic PLC	8,196	660,761
Sarepta Therapeutics, Inc.(c)	2,094	288,616
Vertex Pharmaceuticals, Inc.(a)(b)(c)	2,841	895,114
		8,807,717
Industrials — 9.55%
CSX Corp.	30,299	907,152
Deere & Co.	1,278	527,661
FedEx Corp.(a)(b)	3,662	836,730
JB Hunt Transport Services, Inc.	3,882	681,136
Johnson Controls International PLC	12,157	732,095
Northrop Grumman Corp.	1,725	796,467
		4,481,241
Materials — 2.20%
Avery Dennison Corp.	2,365	423,169
Linde PLC	1,722	612,068
		1,035,237
Technology — 24.58%
Accenture PLC, Class A	3,041	869,148
Adobe, Inc.(a)(b)(c)	2,466	950,322
Apple, Inc.(a)	11,019	1,817,033
Microchip Technology, Inc.(a)(b)	10,644	891,755
Microsoft Corp.	6,612	1,906,240
Nutanix, Inc., Class A(a)(b)(c)	25,478	662,173
PayPal Holdings, Inc.(a)(b)(c)	8,534	648,072
Salesforce.com, Inc.(a)(b)(c)	5,040	1,006,891
ServiceNow, Inc.(b)(c)	1,586	737,046
Teradyne, Inc.(a)(b)	4,712	506,587
Visa, Inc., Class A	4,096	923,484
VMware, Inc., Class A(a)(c)	4,936	616,260
		11,535,011
Utilities — 3.13%
CenterPoint Energy, Inc.	24,347	717,263
Exelon Corp.(a)	17,895	749,621
		1,466,884
TOTAL COMMON STOCKS
(Cost $40,601,001)		47,645,418

Exchange-Traded Funds — 0.94%
SPDR® S&P® Regional Banking ETF	10,013	439,170

TOTAL EXCHANGE-TRADED FUNDS
(Cost $463,699)		439,170

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
CALL OPTIONS PURCHASED — 0.90%
Invesco QQQ ETF	190	$6,097,670	$320.00	July 2023	$363,565
SPDR S&P Regional Banking ETF	175	767,550	50.00	January 2024	58,625

TOTAL CALL OPTIONS PURCHASED
(Cost $362,441)					422,190

PUT OPTIONS PURCHASED — 0.06%
Baker Hughes Co.	150	432,900	25.00	January 2024	29,250
Energy Transfer, L.P.	476	593,572	11.00	April 2023	1,190

TOTAL PUT OPTIONS PURCHASED
(Cost $65,379)					30,440

Money Market Funds - 1.64%				Shares	Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%(d)				770,602	770,602

TOTAL MONEY MARKET FUNDS
(Cost $770,602)					770,602

Total Investments — 105.06%
(Cost $42,263,122)					49,307,820

Liabilities in Excess of Other Assets — (5.06)%					(2,373,168)

Net Assets — 100.00%					$46,934,652

(a)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on March 31, 2023 was $19,651,778.

(b)	All or a portion of the security is held as collateral for written options.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2023.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund
Schedule of Open Written Options Contracts
March 31, 2023 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
Written Call Options (1.59)%
AbbVie, Inc.	(42)	$(669,354)	$165.00	January 2024	$(41,580)
Activision Blizzard, Inc.	(31)	(265,329)	85.00	August 2023	(19,685)
Adobe Systems, Inc.	(20)	(770,740)	420.00	January 2024	(71,749)
Alnylam Pharmaceuticals, Inc.	(25)	(500,800)	270.00	January 2024	(29,375)
Baker Hughes Co.	(241)	(695,526)	35.00	October 2023	(27,715)
BioMarin Pharmaceutical, Inc.	(31)	(301,444)	125.00	January 2024	(10,153)
Charles Schwab Corp. (The)	(60)	(314,280)	65.00	January 2024	(23,700)
Energy Transfer, L.P.	(509)	(634,723)	15.00	January 2024	(15,779)
EQT Corp.	(196)	(625,436)	40.00	January 2024	(61,740)
FedEx Corp.	(30)	(685,470)	280.00	June 2024	(42,750)
Meta Platforms, Inc.	(20)	(423,880)	260.00	January 2024	(35,050)
Microchip Technology, Inc.	(85)	(712,130)	100.00	January 2024	(43,775)
Nutanix, Inc.	(217)	(563,983)	32.50	January 2024	(38,518)
PayPal Holdings, Inc.	(37)	(280,978)	90.00	July 2023	(7,604)
Pioneer Natural Resources Co.	(30)	(612,720)	230.00	January 2024	(38,700)
Salesforce.com, Inc.	(41)	(819,098)	220.00	January 2024	(76,567)
ServiceNow, Inc.	(12)	(557,664)	530.00	January 2024	(52,440)
Suncor Energy, Inc.	(138)	(428,490)	40.00	October 2023	(9,177)
Teradyne, Inc.	(30)	(322,530)	120.00	January 2024	(31,200)
The Goldman Sachs Group, Inc.	(10)	(327,110)	340.00	January 2024	(29,150)
Vertex Pharmaceuticals, Inc.	(20)	(630,140)	360.00	January 2024	(34,000)
Wells Fargo & Co.	(105)	(392,490)	47.50	October 2023	(7,455)
Total Written Options (Premiums Received $754,035)					$(747,862)

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund
Schedule of Securities Sold Short
March 31, 2023 (Unaudited)

Common Stocks - Short - (9.47%)	Shares	Fair Value
Consumer Discretionary - (1.39%)
Burlington Stores, Inc.(a)	(600)	$(121,260)
Etsy, Inc.(a)	(1,149)	(127,918)
General Motors Co.	(3,011)	(110,443)
Skechers U.S.A., Inc., Class A(a)	(3,028)	(143,891)
Texas Roadhouse, Inc.	(1,368)	(147,826)
		(651,338)
Consumer Staples - (0.81%)
Clorox Co. (The)	(935)	(147,954)
Dollar Tree, Inc.(a)	(796)	(114,266)
Hormel Foods Corp.	(2,991)	(119,281)
		(381,501)
Energy - (0.41%)
Schlumberger Ltd.	(3,880)	(190,508)

Financials - (1.66%)
BlackRock, Inc.	(216)	(144,530)
Capital One Financial Corp.	(1,351)	(129,912)
Cincinnati Financial Corp.	(1,730)	(193,898)
Coinbase Global, Inc., Class A(a)	(2,788)	(188,385)
KeyCorp	(9,787)	(122,533)
		(779,258)
Health Care - (1.30%)
Cardinal Health, Inc.	(3,009)	(227,180)
Insulet Corp.(a)	(610)	(194,566)
Integra LifeSciences Holdings Corp.(a)	(3,255)	(186,870)
		(608,616)
Industrials - (1.37%)
GFL Environmental, Inc.	(6,027)	(207,570)
Illinois Tool Works, Inc.	(790)	(192,326)
Watsco, Inc.	(757)	(240,847)
		(640,743)
Materials - (0.96%)
Albemarle Corp.	(418)	(92,395)
Nucor Corp.	(921)	(142,267)
Steel Dynamics, Inc.	(1,902)	(215,040)
		(449,702)
Real Estate - (0.30%)
Welltower, Inc.	(1,990)	(142,663)

Technology - (0.98%)
Equifax, Inc.	(629)	(127,586)
International Business Machines Corp.	(1,467)	(192,309)
Logitech International S.A.	(2,436)	(141,434)
		(461,329)
Utilities - (0.29%)
Atmos Energy Corp.	(1,207)	(135,619)

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund
Schedule of Securities Sold Short (continued)
March 31, 2023 (Unaudited)

Common Stocks - Short - (9.47%) — (continued)	Shares	Fair Value
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $4,338,724)		$(4,441,277)

Exchange-Traded Funds - Short - (0.51%)	Shares	Fair Value
Energy Select Sector SPDR® Fund	(2,892)	$(239,544)

TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $227,563)		$(239,544)

TOTAL SECURITIES SOLD SHORT - (9.98)%
(Proceeds Received $4,566,287)		$(4,680,821)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks — 91.42%	Shares	Fair Value
Australia — 1.92%
Health Care — 1.92%
Ansell Ltd.	43,400	$773,350

Total Australia		773,350

Austria — 3.61%
Communications — 2.70%
Telekom Austria AG(a)	144,000	1,087,736

Materials — 0.91%
Wienerberger AG	12,600	364,856

Total Austria		1,452,592

Belgium — 2.17%
Financials — 2.17%
KBC Group NV	12,700	872,801

Total Belgium		872,801

Canada — 11.87%
Consumer Staples — 2.02%
Empire Co., Ltd., Class A	30,400	814,928

Energy — 4.25%
Parkland Corp	31,900	764,739
Suncor Energy, Inc.	30,500	947,026
		1,711,765
Industrials — 1.36%
Finning International, Inc.	22,000	548,405

Materials — 4.24%
Alamos Gold, Inc., Class A	39,500	483,085
OceanaGold Corp.(a)	495,000	1,226,952
		1,710,037
Total Canada		4,785,135

Denmark — 2.70%
Industrials — 2.70%
FLSmidth & Co. A/S	28,400	1,088,029

Total Denmark		1,088,029

France — 5.88%
Communications — 0.76%
Criteo S.A. - ADR(a)	9,700	305,599

Consumer Discretionary — 2.05%
Cia Generale de Establissements Michelin SCA	27,000	825,507

Energy — 2.02%
TotalEnergies SE	13,800	813,862

See accompanying notes which are an integral part of these financial statements.

VELA International Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks — 91.42% — (continued)	Shares	Fair Value
France — 5.88% — (continued)
Industrials — 1.05%
Rexel SA	17,800	$423,275

Total France		2,368,243

Germany — 11.58%
Consumer Discretionary — 1.81%
Fielmann AG	17,500	730,059

Consumer Staples — 1.36%
Henkel AG & Co. KGaA	7,000	547,747

Health Care — 1.81%
Bayer AG	11,400	728,396

Industrials — 0.95%
Duerr AG	10,600	380,958

Materials — 3.26%
Covestro AG	12,300	509,486
Fuchs Petrolub SE	23,600	807,913
		1,317,399
Technology — 2.39%
Infineon Technologies AG	23,400	961,118

Total Germany		4,665,677

Hong Kong — 7.35%
Consumer Staples — 2.44%
WH Group Ltd.	1,650,000	983,635

Industrials — 2.32%
Johnson Electric Holdings Ltd.	824,611	936,202

Technology — 2.59%
VTech Holdings Ltd.	174,200	1,042,520

Total Hong Kong		2,962,357

Iceland — 1.58%
Industrials — 1.58%
Marel HF	156,000	638,014

Total Iceland		638,014

Indonesia — 2.85%
Materials — 2.85%
United Tractors Tbk PT	590,000	1,147,711

Total Indonesia		1,147,711

Japan — 10.81%
Consumer Discretionary — 2.27%
Honda Motor Co. Ltd.	34,600	915,265

See accompanying notes which are an integral part of these financial statements.

VELA International Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks — 91.42% — (continued)	Shares	Fair Value
Japan — 10.81% — (continued)
Consumer Staples — 2.18%
Suntory Beverage & Food Ltd.	23,600	$879,117

Industrials — 1.01%
OSG Corp.	26,900	405,703

Materials — 2.99%
Fuji Seal International, Inc.	33,500	382,972
Toray Industries, Inc.	144,000	823,835
		1,206,807
Technology — 2.36%
Nintendo Co. Ltd.	24,400	947,792

Total Japan		4,354,684

Luxembourg — 1.75%
Consumer Staples — 1.75%
B&M European Value Retail SA	118,300	704,845

Total Luxembourg		704,845

Mexico — 4.19%
Consumer Staples — 4.19%
Gruma SAB de CV	60,000	888,728
Kimberly-Clark de Mexico SAB de CV	380,000	801,014
		1,689,742
Total Mexico		1,689,742

Netherlands — 3.74%
Communications — 0.99%
Koninklijke KPN NV	113,400	400,787

Financials — 2.75%
ING Groep NV	93,200	1,107,003

Total Netherlands		1,507,790

Sweden — 4.09%
Financials — 2.00%
Svenska Handelsbanken AB, Class A	93,000	805,413

Industrials — 2.09%
Loomis AB	24,600	842,764

Total Sweden		1,648,177

Switzerland — 5.51%
Consumer Discretionary — 3.31%
Cie Financiere Richemont SA	3,800	609,467
Swatch Group AG (The)	2,100	723,354
		1,332,821

See accompanying notes which are an integral part of these financial statements.

VELA International Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks — 91.42% — (continued)	Shares	Fair Value
Switzerland — 5.51% — (continued)
Health Care — 2.20%
Roche Holding AG	3,100	$885,967

Total Switzerland		2,218,788

United Kingdom — 9.82%
Communications — 3.16%
Informa PLC	49,600	425,169
WPP PLC	71,200	845,968
		1,271,137
Consumer Staples — 3.50%
Associated British Foods PLC	32,800	787,176
British American Tobacco PLC	17,800	624,004
		1,411,180
Materials — 1.09%
DS Smith PLC	113,000	439,970

Technology — 2.07%
Serco Group PLC	440,000	833,850

Total United Kingdom		3,956,137

TOTAL COMMON STOCKS
(Cost $33,056,741)		36,834,072

	Principal
U.S. Government & Agencies(b) — 2.55%	Amount	Fair Value
United States Treasury Bill, 4.61%, 6/1/2023	$1,035,000	1,027,303

TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $1,027,099)		1,027,303

Money Market Funds - 6.01%	Shares	Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%(c)	2,419,959	2,419,959

TOTAL MONEY MARKET FUNDS
(Cost $2,419,959)		2,419,959

Total Investments — 99.98%
(Cost $36,503,799)		40,281,334

Other Assets in Excess of Liabilities — 0.02%		6,306

Net Assets — 100.00%		$40,287,640

(a)	Non-income producing security.

(b)	The rate shown represents effective yield at time of purchase.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks — 82.08%	Shares	Fair Value
Communications — 4.30%
Comcast Corp., Class A	11,176	$423,682
Omnicom Group, Inc.(a)	5,147	485,568
Verizon Communications, Inc.	6,338	246,485
		1,155,735
Consumer Discretionary — 15.39%
Genuine Parts Co.(a)	2,461	411,750
Home Depot, Inc. (The)(a)	1,894	558,957
Polaris Industries, Inc.(a)	4,635	512,770
Scotts Miracle-Gro Co. (The)	7,085	494,108
Starbucks Corp.(a)	5,383	560,532
TJX Companies, Inc. (The)	3,399	266,346
Vail Resorts, Inc.(a)	1,772	414,081
VF Corp.(a)	16,963	388,622
Wendy’s Co. (The)	24,195	526,967
		4,134,133
Consumer Staples — 11.06%
Coca-Cola Co.(a)	4,546	281,988
Flowers Foods, Inc.(a)	23,563	645,862
Kraft Heinz Co. (The)(a)	19,303	746,447
Mondelez International, Inc., Class A	4,027	280,763
PepsiCo, Inc.(a)	1,673	304,988
Sysco Corp.(a)	9,197	710,284
		2,970,332
Energy — 6.06%
Baker Hughes Co.(a)	16,040	462,914
Civitas Resources, Inc.(a)	9,313	636,451
Suncor Energy, Inc.(a)	17,023	528,564
		1,627,929
Financials — 5.84%
Axis Capital Holdings Ltd.	7,216	393,417
Cullen/Frost Bankers, Inc.	3,642	383,648
JPMorgan Chase & Co.	4,055	528,407
Mercury General Corp.	8,265	262,331
		1,567,803
Health Care — 10.88%
Abbott Laboratories	5,317	538,399
AbbVie, Inc.(a)	3,312	527,834
Bayer AG	2,350	149,682
Johnson & Johnson	3,614	560,170
Medtronic PLC	8,371	674,870
National Healthcare Corp.	8,106	470,715
		2,921,670
Industrials — 13.61%
BWX Technologies, Inc.	6,622	417,451
Fastenal Co.(a)	5,003	269,862
FedEx Corp.	1,479	337,937

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

Common Stocks — 82.08%— (continued)	Shares	Fair Value
Industrials — 13.61%— (continued)
Greenbrier Companies, Inc. (The)(a)	23,131	$744,124
Huntington Ingalls Industries, Inc.	1,929	399,341
Johnson Controls International PLC	6,074	365,776
Norfolk Southern Corp.	2,515	533,180
Northrop Grumman Corp.(a)	844	389,692
Stanley Black & Decker, Inc.(a)	2,434	196,132
		3,653,495
Materials — 2.17%
Linde PLC(a)	843	299,636
RPM International, Inc.(a)	3,231	281,872
		581,508
Real Estate — 3.60%
Realty Income Corp.	6,331	400,879
Simon Property Group, Inc.(a)	5,056	566,120
		966,999
Technology — 5.20%
Cisco Systems, Inc.(a)	3,621	189,288
Fidelity National Information Services, Inc.	9,782	531,456
Nintendo Co. Ltd.	3,700	142,992
Texas Instruments, Inc.(a)	2,866	533,105
		1,396,841
Utilities — 3.97%
Exelon Corp.(a)	12,945	542,266
NorthWestern Corp.(a)	9,036	522,823
		1,065,089
TOTAL COMMON STOCKS
(Cost $22,175,242)		22,041,534

Preferred Stocks — 1.24%
Financials — 1.24%
Arch Capital Group Ltd., Series G, 4.55%	17,351	334,007

TOTAL PREFERRED STOCKS
(Cost $329,907)		334,007

	Principal
U.S. Government & Agencies(b) — 2.77%	Amount
United States Treasury Bill, 4.64%, 6/1/2023	$256,000	254,096
United States Treasury Bill, 4.97%, 8/17/2023	250,000	245,572
United States Treasury Bill, 4.69%, 9/21/2023	250,000	244,443
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $743,989)		744,111

Corporate Bonds — 8.94%
Consumer Discretionary — 3.18%
Graham Holdings Co., 5.75%, 6/1/2026	125,000	122,633
Nordstrom Inc., 4.25%, 8/1/2031	300,000	214,770

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

	Principal
Corporate Bonds — 8.94%— (continued)	Amount	Fair Value
Consumer Discretionary — 3.18% - continued
Papa John’s International Inc., 3.88%, 9/15/2029	$300,000	$260,682
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	150,000	129,139
Vail Resorts, Inc., 6.25%, 5/15/2025	125,000	125,388
		852,612
Consumer Staples — 0.76%
Simmons Foods, Inc., 4.63%, 3/1/2029	250,000	203,478

Energy — 0.54%
PDC Energy Inc., 5.75%, 5/15/2026	150,000	146,224

Health Care — 0.81%
Encompass Health Corp., 4.63%, 4/1/2031	250,000	218,625

Industrials — 2.65%
Allegiant Travel Co., 7.25%, 8/15/2027	150,000	149,481
Con-way, Inc., 6.70%, 5/1/2034	365,000	330,827
Installed Building Products, Inc., 5.75%, 2/1/2028	250,000	230,530
		710,838
Materials — 1.00%
Ashland LLC, 6.88%, 5/15/2043	140,000	141,038
Valvoline, Inc., 3.63%, 6/15/2031	150,000	127,815
		268,853
TOTAL CORPORATE BONDS
(Cost $2,405,679)		2,400,630

Money Market Funds - 6.09%	Shares
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%(c)	1,636,288	1,636,288

TOTAL MONEY MARKET FUNDS
(Cost $1,636,288)		1,636,288

Total Investments — 101.12%
(Cost $27,291,105)		27,156,570

Liabilities in Excess of Other Assets — (1.12)%		(301,514)

Net Assets — 100.00%		$26,855,056

(a)	All or a portion of the security is held as collateral for written options.

(b)	The rate shown represents effective yield at time of purchase.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund
Schedule of Open Written Options Contracts
March 31, 2023 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
Written Call Options (0.53)%
AbbVie, Inc.	(25)	$(398,425)	$160.00	August 2023	$(20,500)
Baker Hughes Co.	(40)	(115,440)	30.00	April 2023	(2,200)
Baker Hughes Co.	(40)	(115,440)	37.00	June 2023	(500)
Baker Hughes Co.	(40)	(115,440)	35.00	October 2023	(4,600)
Cisco Systems, Inc.	(23)	(120,233)	55.00	June 2023	(2,415)
Civitas Resources, Inc.	(20)	(136,680)	90.00	April 2023	(20)
Coca-Cola Co. (The)	(20)	(124,060)	65.00	July 2023	(1,900)
Exelon Corp.	(60)	(251,340)	45.00	April 2023	(600)
Fastenal Co.	(25)	(134,850)	55.00	August 2023	(7,500)
Flowers Foods, Inc.	(125)	(342,625)	30.00	April 2023	(875)
Genuine Parts Co.	(8)	(133,848)	185.00	August 2023	(2,780)
Greenbrier Companies, Inc. (The)	(74)	(238,058)	50.00	June 2023	(3,700)
Home Depot, Inc. (The)	(8)	(236,096)	375.00	May 2023	(48)
Kraft Heinz Co. (The)	(63)	(243,621)	42.50	October 2023	(5,638)
Linde PLC	(6)	(213,264)	360.00	July 2023	(11,220)
Northrop Grumman Corp.	(2)	(92,344)	600.00	May 2023	(50)
Northrop Grumman Corp.	(2)	(92,344)	530.00	August 2023	(745)
NorthWestern Corp.	(30)	(173,580)	60.00	September 2023	(6,600)
Omnicom Group, Inc.	(17)	(160,378)	80.00	April 2023	(24,904)
PepsiCo, Inc.	(8)	(145,840)	180.00	April 2023	(3,380)
Polaris Industries, Inc.	(20)	(221,260)	130.00	June 2023	(2,000)
Polaris Industries, Inc.	(20)	(221,260)	135.00	June 2023	(1,050)
RPM International, Inc.	(10)	(87,240)	110.00	August 2023	(1,550)
Simon Property Group, Inc.	(17)	(190,349)	130.00	April 2023	(43)
Stanley Black & Decker, Inc.	(13)	(104,754)	100.00	May 2023	(403)
Starbucks Corp.	(17)	(177,021)	110.00	September 2023	(8,798)
Suncor Energy, Inc.	(40)	(124,200)	38.00	September 2023	(2,900)
Suncor Energy, Inc.	(45)	(347,535)	37.00	October 2023	(5,468)
Sysco Corp.	(25)	(193,075)	100.00	May 2023	(25)
Texas Instruments, Inc.	(8)	(148,808)	185.00	April 2023	(3,960)
Texas Instruments, Inc.	(8)	(148,808)	185.00	July 2023	(9,680)
Vail Resorts, Inc.	(7)	(163,576)	290.00	April 2023	(7)
VF Corp.	(56)	(128,296)	30.00	November 2023	(5,880)
Total Written Options (Premiums Received $176,830)					$(141,939)

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Assets and Liabilities
March 31, 2023 (Unaudited)

			VELA	VELA Income
	VELA Small	VELA Large	International	Opportunities
	Cap Fund	Cap Plus Fund	Fund	Fund
Assets
Investments in securities at fair value (cost $63,286,770, $42,263,122, $36,503,799 and $27,291,105)	$69,457,460	$49,307,820	$40,281,334	$27,156,570
Cash held at broker for securities sold short	—	3,248,386	—	—
Cash	—	218,317	48,774	4,982
Receivable for investments sold	507,111	—	—	2,390
Dividends and interest receivable	78,358	23,587	98,485	71,979
Tax reclaims receivable	—	—	109,782	—
Total Assets	70,042,929	52,798,110	40,538,375	27,235,921
Liabilities
Investments in securities sold short, at fair value(proceeds received $-, $4,566,287, $- and $-)	—	4,680,821	—	—
Options written, at value (premium received $657,271, $754,035, $- and $176,830)	504,550	747,862	—	141,939
Bank overdraft	—	—	72	—
Payable for investments purchased	632,054	370,667	211,413	217,812
Payable to Adviser	43,826	29,221	25,022	11,374
12b-1 fees accrued - Class A	12,599	228	216	186
Administrative fees payable	24,543	16,363	14,012	9,554
Dividend expenses payable on short positions	—	18,296	—	—
Total Liabilities	1,217,572	5,863,458	250,735	380,865
Net Assets	$68,825,357	$46,934,652	$40,287,640	$26,855,056
Net Assets consist of:
Paid-in capital	$61,949,718	$41,822,625	$36,661,457	$28,455,533
Accumulated earnings (deficit)	6,875,639	5,112,027	3,626,183	(1,600,477)
Net Assets	$68,825,357	$46,934,652	$40,287,640	$26,855,056
Class A:
Net Assets	$14,003,720	$249,163	$149,584	$116,520
Shares outstanding (unlimited number of shares authorized, no par value)	900,249	18,356	12,223	13,144
Net asset value and redemption price per share	$15.56	$13.57	$12.24	$8.86
Maximum offering price per share (a)	$16.38	$14.28	$12.88	$9.33
Class I:
Net Assets	$54,821,637	$46,685,489	$40,138,056	$26,738,536
Shares outstanding (unlimited number of shares authorized, no par value)	3,513,932	3,419,802	3,271,463	3,015,205
Net asset value, offering and redemption price per share	$15.60	$13.65	$12.27	$8.87

(a)	Based on maximum initial sales charge of 5.00%.

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Operations
For the six months ended March 31, 2023 (Unaudited)

			VELA	VELA Income
	VELA Small	VELA Large	International	Opportunities
	Cap Fund	Cap Plus Fund	Fund	Fund
Investment Income
Dividend income	$714,811	$366,012	$502,739	$447,849
Foreign taxes withheld	(1,965)	(3,243)	(52,998)	(2,492)
Interest income	—	—	15,233	50,861
Total investment income	712,846	362,769	464,974	496,218
Expenses
Investment Management fees	253,466	147,328	129,025	64,158
Administrative fees	141,940	82,504	72,253	53,892
12b-1 fees - Class A	17,563	287	138	139
Dividend expense on securities sold short	—	156,683	—	—
Net operating expenses	412,969	386,802	201,416	118,189
Net investment income (loss)	299,877	(24,033)	263,558	378,029
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities	588,277	(1,212,849)	137,602	(1,426,678)
Securities sold short	—	(384,826)	—	—
Purchased options	(124,404)	(108,172)	—	—
Written options	127,893	46,366	—	140,930
Foreign currency translations	—	(309)	(79,483)	(3,424)
Net change in unrealized appreciation (depreciation) on:
Investment securities	4,791,434	5,290,851	7,557,638	3,196,515
Securities sold short	—	(627,924)	—	—
Purchased options	60,217	608	—	—
Written options	49,482	(94,976)	—	(18,490)
Foreign currency translations	—	—	8,149	(3)
Net realized and change in unrealized gain on investment securities, securities sold short, options and foreign currency translations	5,492,899	2,908,769	7,623,906	1,888,850
Net increase in net assets resulting from operations	$5,792,776	$2,884,736	$7,887,464	$2,266,879

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Six	For the Year	For the Six	For the Year
	Months Ended	Ended	Months Ended	Ended
	March 31,	September 30,	March 31,	September 30,
	2023	2022	2023	2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$299,877	$321,773	$(24,033)	$(75,557)
Net realized gain (loss) on investment securities, sold short, options and foreign currency translations	591,766	298,902	(1,659,790)	622,135
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, options and foreign currency translations	4,901,133	(5,525,783)	4,568,559	(2,828,282)
Net increase (decrease) in net assets resulting from operations	5,792,776	(4,905,108)	2,884,736	(2,281,704)
Distributions to Shareholders from Earnings
Class A	(63,995)	(91,397)	(4,031)	(403)
Class I	(356,585)	(498,403)	(604,192)	(100,642)
Total distributions	(420,580)	(589,800)	(608,223)	(101,045)
Capital Transactions – Class A
Proceeds from shares sold	740,229	5,487,579	53,945	178,293
Reinvestment of distributions	63,995	91,397	4,032	403
Amount paid for shares redeemed	(281,927)	(433,464)	(31,778)	(50,841)
Total – Class A	522,297	5,145,512	26,199	127,855
Capital Transactions – Class I
Proceeds from shares sold	9,524,854	12,160,178	15,765,158	8,312,443
Reinvestment of distributions	354,190	497,141	604,192	100,642
Amount paid for shares redeemed	(4,104,363)	(7,029,758)	(2,222,493)	(977,565)
Total – Class I	5,774,681	5,627,561	14,146,857	7,435,520
Net increase in net assets resulting from capital transactions	6,296,978	10,773,073	14,173,056	7,563,375
Total Increase in Net Assets	11,669,174	5,278,165	16,449,569	5,180,626
Net Assets
Beginning of period	57,156,183	51,878,018	30,485,083	25,304,457
End of period	$68,825,357	$57,156,183	$46,934,652	$30,485,083

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Six	For the Year	For the Six	For the Year
	Months Ended	Ended	Months Ended	Ended
	March 31,	September 30,	March 31,	September 30,
	2023	2022	2023	2022
	(Unaudited)		(Unaudited)
Share Transactions - Class A
Shares sold	46,826	338,965	4,000	12,793
Shares issued in reinvestment of distributions	4,105	5,604	304	28
Shares redeemed	(17,758)	(27,436)	(2,389)	(3,586)
Total – Class A	33,173	317,133	1,915	9,235
Share Transactions - Class I
Shares sold	602,222	764,402	1,162,670	600,159
Shares issued in reinvestment of distributions	22,675	30,406	45,360	6,927
Shares redeemed	(253,419)	(445,072)	(161,979)	(69,664)
Total – Class I	371,478	349,736	1,046,051	537,422
Net Increase in Shares Outstanding	404,651	666,869	1,047,966	546,657

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

			VELA Income Opportunities
	VELA International Fund		Fund
	For the Six	For the Year	For the Six	For the Period
	Months Ended	Ended	Months Ended	Ended
	March 31,	September 30,	March 31,	September 30,
	2023	2022	2023	2022(a)
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$263,558	$648,653	$378,029	$204,927
Net realized gain (loss) on investment securities, sold short, options and foreign currency translations	58,119	(487,909)	(1,289,172)	(229,625)
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, options and foreign currency translations	7,565,787	(6,930,393)	3,178,022	(3,277,669)
Net increase (decrease) in net assets resulting from operations	7,887,464	(6,769,649)	2,266,879	(3,302,367)
Distributions to Shareholders from Earnings
Class A	(1,504)	(298)	(1,450)	(1,067)
Class I	(523,353)	(189,527)	(370,599)	(191,873)
Total distributions	(524,857)	(189,825)	(372,049)	(192,940)
Capital Transactions – Class A
Proceeds from shares sold	79,140	494,812	31,480	687,900
Reinvestment of distributions	1,504	298	1,450	1,067
Amount paid for shares redeemed	(22,882)	(526,521)	(12,407)	(589,517)
Total – Class A	57,762	(31,411)	20,523	99,450
Capital Transactions – Class I
Proceeds from shares sold	7,095,184	8,451,355	7,556,867	25,414,747
Reinvestment of distributions	517,890	188,733	370,599	191,873
Amount paid for shares redeemed	(1,696,699)	(2,067,105)	(5,127,828)	(70,698)
Total – Class I	5,916,375	6,572,983	2,799,638	25,535,922
Net increase in net assets resulting from capital transactions	5,974,137	6,541,572	2,820,161	25,635,372
Total Increase (Decrease) in Net Assets	13,336,744	(417,902)	4,714,991	22,140,065
Net Assets
Beginning of period	26,950,896	27,368,798	22,140,065	—
End of period	$40,287,640	$26,950,896	$26,855,056	$22,140,065

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

			VELA Income Opportunities
	VELA International Fund		Fund
	For the Six	For the Year	For the Six	For the Period
	Months Ended	Ended	Months Ended	Ended
	March 31,	September 30,	March 31,	September 30,
	2023	2022	2023	2022(a)
	(Unaudited)		(Unaudited)
Share Transactions - Class A
Shares sold	6,792	39,140	3,434	72,584
Shares issued in reinvestment of distributions	133	25	162	122
Shares redeemed	(1,909)	(41,617)	(1,307)	(61,851)
Total – Class A	5,016	(2,452)	2,289	10,855
Share Transactions - Class I
Shares sold	600,425	735,787	811,067	2,699,578
Shares issued in reinvestment of distributions	45,831	15,470	41,514	22,650
Shares redeemed	(141,362)	(188,837)	(551,323)	(8,281)
Total – Class I	504,894	562,420	301,258	2,713,947
Net Increase in Shares Outstanding	509,910	559,968	303,547	2,724,802

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class A
Financial Highlights
(For a share outstanding during each period)

	For the Six Months
	Ended March 31,		For the Years Ended September 30,
	2023		2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$14.21		$15.49	$10.00
Investment operations:
Net investment income (loss)	0.05		0.05	(0.02)
Net realized and unrealized gain (loss) on investments	1.37		(1.17)	5.51
Total from investment operations	1.42		(1.12)	5.49
Less distributions to shareholders from:
Net investment income	(0.07)		(0.02)	— (a)
Net realized gains	—		(0.14)	—
Total distributions	(0.07)		(0.16)	— (a)
Net asset value, end of period	$15.56		$14.21	$15.49
Total Return(b)	10.01	% (c)	(7.41)%	54.95%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$14,004		$12,322	$8,520
Ratio of expenses to average net assets	1.42	% (d)	1.45%	1.45%
Ratio of net investment income (loss) to average net assets	0.69	% (d)	0.36%	(0.34)%
Portfolio turnover rate(e)	22	% (c)	43%	18%

(a)	Rounds to less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class A
Financial Highlights
(For a share outstanding during each period)

	For the Six Months
	Ended March 31,		For the Years Ended September 30,
	2023		2022		2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$12.70		$13.70		$10.00
Investment operations:
Net investment loss	(0.03)		(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	1.14		(0.92)		3.76
Total from investment operations	1.11		(0.95)		3.71
Less distributions to shareholders from:
Net investment income	—		—		(0.01)
Net realized gains	(0.24)		(0.05)		—
Total distributions	(0.24)		(0.05)		(0.01)
Net asset value, end of period	$13.57		$12.70		$13.70
Total Return(a)	8.78	% (b)	(6.97)%		37.13%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$249		$209		$99
Ratio of expenses to average net assets	2.24	% (c)(d)	2.15	% (e)	2.11	% (f)
Ratio of net investment loss to average net assets	(0.42	)% (c)	(0.48)%		(0.53)%
Portfolio turnover rate(g)	54	% (b)	66%		115%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(b)	Not annualized.

(c)	Annualized.

(d)	Includes dividend and interest expense of 0.80% for the period ended March 31, 2023.

(e)	Includes dividend and interest expense of 0.70% for the period ended September 30, 2022.

(f)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the Six Months
	Ended March 31,		For the Years Ended September 30,
	2023		2022		2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$12.75		$13.73		$10.00
Investment operations:
Net investment loss	(0.01)		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	1.15		(0.90)		3.76
Total from investment operations	1.14		(0.93)		3.74
Less distributions to shareholders from:
Net investment income	—		—		(0.01)
Net realized gains	(0.24)		(0.05)		—
Total distributions	(0.24)		(0.05)		(0.01)
Net asset value, end of period	$13.65		$12.75		$13.73
Total Return(a)	8.98	% (b)	(6.80)%		37.46%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$46,685		$30,276		$25,206
Ratio of expenses to average net assets	1.97	% (c)(d)	1.84	% (e)	1.86	% (f)
Ratio of net investment loss to average net assets	(0.12	)% (c)	(0.26)%		(0.15)%
Portfolio turnover rate(g)	54	% (b)	66%		115%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

(d)	Includes dividend and interest expense of 0.80% for the period ended March 31, 2023.

(e)	Includes dividend and interest expense of 0.64% for the period ended September 30, 2022.

(f)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class A
Financial Highlights
(For a share outstanding during each period)

	For the Six Months
	Ended March 31,		For the Years Ended September 30,
	2023		2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$9.68		$12.31	$10.00
Investment operations:
Net investment income	0.04		0.22	0.17
Net realized and unrealized gain (loss) on investments	2.68		(2.81)	2.14
Total from investment operations	2.72		(2.59)	2.31
Less distributions to shareholders from:
Net investment income	(0.16)		(0.04)	—
Total distributions	(0.16)		(0.04)	—
Net asset value, end of period	$12.24		$9.68	$12.31
Total Return(a)	28.28	% (b)	(21.10)%	23.10%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$150		$70	$119
Ratio of expenses to average net assets	1.42	% (c)	1.45%	1.45%
Ratio of net investment income to average net assets	1.37	% (c)	1.65%	2.01%
Portfolio turnover rate(d)	8	% (b)	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class I
Financial Highlights
(For a share outsanding during each period)

	For the Six Months
	Ended March 31,		For the Years Ended September 30,
	2023		2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$14.27		$15.53	$10.00
Investment operations:
Net investment income	0.07		0.09	0.03
Net realized and unrealized gain (loss) on investments	1.37		(1.18)	5.51
Total from investment operations	1.44		(1.09)	5.54
Less distributions to shareholders from:
Net investment income	(0.11)		(0.03)	(0.01)
Net realized gains	—		(0.14)	—
Total distributions	(0.11)		(0.17)	(0.01)
Net asset value, end of period	$15.60		$14.27	$15.53
Total Return(a)	10.08	% (b)	(7.20)%	55.39%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$54,822		$44,834	$43,358
Ratio of expenses to average net assets	1.17	% (c)	1.20%	1.20%
Ratio of net investment income to average net assets	0.94	% (c)	0.57%	0.21%
Portfolio turnover rate(d)	22	% (b)	43%	18%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class I
Financial Highlights
(For a share outsanding during each period)

	For the Six Months
	Ended March 31,		For the Years Ended September 30,
	2023		2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$9.72		$12.36	$10.00
Investment operations:
Net investment income	0.09		0.24	0.12
Net realized and unrealized gain (loss) on investments	2.65		(2.80)	2.24
Total from investment operations	2.74		(2.56)	2.36
Less distributions to shareholders from:
Net investment income	(0.19)		(0.08)	—
Total distributions	(0.19)		(0.08)	—
Net asset value, end of period	$12.27		$9.72	$12.36
Total Return(a)	28.32	% (b)	(20.84)%	23.60%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$40,138		$26,881	$27,250
Ratio of expenses to average net assets	1.17	% (c)	1.20%	1.20%
Ratio of net investment income to average net assets	1.53	% (c)	2.23%	1.14%
Portfolio turnover rate(d)	8	% (b)	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund – Class A
Financial Highlights
(For a share outsanding during each period)

	For the Six Months		For the Period
	Ended March 31,		Ended September 30,
	2023		2022(a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$8.12		$10.00
Investment operations:
Net investment income	0.12		0.05
Net realized and unrealized gain (loss) on investments	0.74		(1.86)
Total from investment operations	0.86		(1.81)
Less distributions to shareholders from:
Net investment income	(0.12)		(0.07)
Total distributions	(0.12)		(0.07)
Net asset value, end of period	$8.86		$8.12
Total Return(b)	10.55	% (c)	(18.15	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$117		$88
Ratio of expenses to average net assets	1.17	% (d)	1.20	% (d)
Ratio of net investment income to average net assets	2.68	% (d)	0.87	% (d)
Portfolio turnover rate(e)	20	% (c)	7	% (c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund – Class I
Financial Highlights
(For a share outsanding during each period)

	For the Six Months		For the Period
	Ended March 31,		Ended September 30,
	2023		2022(a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$8.13		$10.00
Investment operations:
Net investment income	0.13		0.08
Net realized and unrealized gain (loss) on investments	0.74		(1.87)
Total from investment operations	0.87		(1.79)
Less distributions to shareholders from:
Net investment income	(0.13)		(0.08)
Total distributions	(0.13)		(0.08)
Net asset value, end of period	$8.87		$8.13
Total Return(b)	10.68	% (c)	(17.91	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$26,739		$22,052
Ratio of expenses to average net assets	0.92	% (d)	0.95	% (d)
Ratio of net investment income to average net assets	2.95	% (d)	2.54	% (d)
Portfolio turnover rate(e)	20	% (c)	7	% (c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Notes to the Financial Statements
March 31, 2023 (Unaudited)

1. ORGANIZATION

VELA Funds (the “Trust”) currently offers four series of funds, VELA Small Cap Fund (the “Small Cap Fund”), VELA Large Cap Plus Fund (the “Large Cap Plus Fund”), VELA International Fund (the “International Fund”) and VELA Income Opportunities Fund (the “Income Opportunities Fund”) (each a “Fund” and collectively, the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated May 25, 2020 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each of the Funds is diversified, as defined in the 1940 Act. The Funds’ investment adviser is VELA Investment Management, LLC (the “Adviser”). On September 14, 2020, 10,000 shares of the Small Cap Fund - Class I were issued for cash, at $10.00 per share, to the Adviser. The investment objective of the Small Cap Fund, Large Cap Plus Fund and International Fund is long-term capital appreciation. The investment objective of the Income Opportunities Fund is to provide current income and the secondary investment objective is to provide long-term capital appreciation.

The Funds offer two classes of shares: Class A and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are considered investment companies and accordingly follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2023 (Unaudited)

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Short Sales — The Large Cap Plus Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2023 (Unaudited)

will reduce the Fund’s potential return on a short sale. As of March 31, 2023 there was $3,248,386 cash held at the broker and $19,651,778 of securities held as collateral for securities sold short.

Federal Income Taxes — Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2023, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since commencement of operations, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses — Expenses incurred by the Trust that are not readily identifiable as belonging to a particular fund are allocated to the individual funds by or under the direction of the Board in such manner as the Board determines to be fair and equitable.

Security Transactions, Dividend and Interest Income — The Funds follow industry practice and record security transactions on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s tax codes and regulations. Income recognized, if any, for foreign tax reclaims is reflected as dividend income in the Statements of Operations and related receivables, if any, are reflected as tax reclaims receivable in the Statements of Assets and Liabilities.

Dividends and Distributions — The Small Cap Fund, Large Cap Plus Fund and International Fund intend to distribute their net investment income and net realized capital

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2023 (Unaudited)

gains, if any, at least annually. The Income Opportunity Fund expects to declare and distribute its net investment income, if any, quarterly; capital gains, if any, may be distributed at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Equity securities traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. Eastern Time. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. Eastern Time. Securities for which quotations are either not readily available or determined by the Adviser as the “Valuation Designee” to not accurately reflect their value are valued at their fair value using procedures maintained by the Valuation Designee. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASDAQ National Market System is considered an exchange.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Valuation Designee utilizes an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. Eastern Time, provided by an independent pricing service utilized by the Valuation Designee. To value debt securities, pricing services may use various pricing techniques

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2023 (Unaudited)

which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data. These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures utilized by the Valuation Designee need not be applied. Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, (3) determined by the Valuation Designee to not accurately reflect their value, are valued at their fair value using procedures utilized by the Valuation Designee.

Mutual fund investments will be valued at the most recently calculated (current day) NAV. These securities are categorized as Level 1 securities.

Options contracts are typically traded on a securities exchange or board of trade and are valued at the mean between current bid and asked prices, therefore, are categorized as Level 2 securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

●	Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures utilized by the Valuation Designee, etc.); and

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2023 (Unaudited)

●	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments based on the best information available)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023:

Assets	Valuation Inputs
Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$63,924,066	$—	$—	$63,924,066
Money Market Funds	5,533,394	—	—	5,533,394
Total	$69,457,460	$—	$—	$69,457,460
Liabilities
Small Cap Fund
Written Call Options	$(504,550)	$—	$—	$(504,550)
Total	$(504,550)	$—	$—	$(504,550)

Assets	Valuation Inputs
Large Cap Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$47,645,418	$—	$—	$47,645,418
Exchange-Traded Funds	439,170	—	—	439,170
Call Options Purchased	422,190	—	—	422,190
Put Options Purchased	30,440	—	—	30,440
Money Market Funds	770,602	—	—	770,602
Total	$49,307,820	$—	$—	$49,307,820
Liabilities
Large Cap Plus Fund
Common Stocks(a)	$(4,441,277)	$—	$—	$(4,441,277)
Exchange-Traded Funds	(239,544)	—	—	(239,544)
Written Call Options	(747,862)	—	—	(747,862)
Total	$(5,428,683)	$—	$—	$(5,428,683)

Assets	Valuation Inputs
International Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$6,780,476	$30,053,596	$—	$36,834,072
U.S. Government & Agencies	—	1,027,303	—	1,027,303
Money Market Funds	2,419,959	—	—	2,419,959
Total	$9,200,435	$31,080,899	$—	$40,281,334

Assets	Valuation Inputs
Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$22,041,535	$141,038	$—	$22,182,573
Preferred Stocks	334,007	218,625	—	552,632
Corporate Bonds	—	2,040,966	—	2,040,966
U.S. Government & Agencies	—	744,111	—	744,111
Money Market Funds	1,636,288	—	—	1,636,288
Total	$24,011,830	$3,144,740	$—	$27,156,570
Liabilities
Income Opportunities Fund
Written Call Options	$(141,939)	$—	$—	$(141,939)
Total	$(141,939)	$—	$—	$(141,939)

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2023 (Unaudited)

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

4. DERIVATIVE TRANSACTIONS

The Funds may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Funds may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect a Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Funds may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Funds may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions — A Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. A Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2023, and the effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2023.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2023 (Unaudited)

Location of Derivatives on Statement of Assets and Liabilities
		Asset	Liability
	Derivatives	Derivatives	Derivatives	Fair Value
	Equity Price Risk:
Small Cap Fund	Written Options		Written options, at fair value	(504,550)
Large Cap Plus Fund	Purchased Options	Investments in securities at fair value		452,630
	Written Options		Written options, at fair value	(747,862)
Income Opportunities Fund	Written Options		Written options, at fair value	(141,939)

For the six months ended March 31, 2023:

		Location of		Change in
		Gain (Loss) on		Unrealized
		Derivatives on	Realized Gain	Appreciation
		Statements of	(Loss) on	(Depreciation)
	Derivatives	Operations	Derivatives	on Derivative
	Equity Risk Exposure:	Net realized gain and change in unrealized appreciation (depreciation) on investments
Small Cap Fund	Purchased Options		$(124,404)	$60,217
	Written Options		127,893	49,482
Large Cap Plus Fund	Purchased Options		(108,172)	608
	Written Options		46,366	(94,976)
Income Opportunities Fund	Written Options		140,930	(18,490)

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2023 (Unaudited)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended March 31, 2023:

		Average Ending Monthly
	Derivatives	Fair Value(a)
Small Cap Fund	Purchased Options(a)	$2,275
	Written Options(b)	(462,886)

Large Cap Plus Fund	Purchased Options(b)	282,035
	Written Options(b)	(550,907)

Income Opportunities Fund	Written Options(b)	(172,161)

(a)	Average based on the two months during the period that had activity.

(b)	Average based on the six months during the period that had activity.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), amended January 12, 2022, the Adviser manages each Fund’s investments subject to the supervision of the Board and in conformity with the stated objective and policies of each Fund. The Adviser charges a management fee and an administrative fee, which is designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds of 0.75% and 0.42%, respectively, of each Fund’s average daily net assets computed and accrued daily and paid monthly for the Small Cap Fund, Large Cap Plus Fund and International Fund. The management fee and administrative fee for the Income Opportunities Fund is 0.50% and 0.42%, respectively. For the six months ended March 31, 2023, the fees charged to the Funds were as follows:

	Adviser Fee	Payable to	Administrative	Administrative
	Earned	Adviser	Fee Earned	Fee Payable
Small Cap Fund	$253,466	$43,826	$141,940	$24,543
Large Cap Plus Fund	147,328	29,221	82,504	16,363
International Fund	129,025	25,022	72,253	14,012
Income Opportunities Fund	64,158	11,374	53,892	9,554

Out of the administrative fee, the Adviser pays substantially all of the Funds’ expenses, except for brokerage and other expenses of executing Fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business. Each Fund will pay all expenses, if any, which may be incurred pursuant to the Funds’ Rule 12b-1 Distribution Plan.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2023 (Unaudited)

Prior to January 12, 2022, the adviser charged a unitary management fee which was designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds of 1.20% of the Small Cap Fund, Large Cap Plus Fund and International Fund’s average daily net assets computed and accrued daily and paid monthly.

Ultimus Fund Solutions, LLC (the “Administrator”) provides administrative, fund accounting, transfer agent and other services to the Funds under a Master Services Agreement with the Trust and the Adviser (the “Master Services Agreement”). Under the Master Services Agreement, the Administrator is paid fees for its services and is reimbursed for certain out-of-pocket expenses.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides an individual to serve as the Trusts’ Chief Compliance Officer in accordance with the Compliance Services Consulting Agreement. For the performance of these services, the Adviser pays NLCS an annual fee. Additionally, the Adviser reimburses NLCS for any out-of-pocket expenses incurred for compliance services.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

Certain officers and trustees of the Trust are also officers of the Adviser and/or the Administrator. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act applicable to Class A shares. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person a fee of 0.25% of the average daily net assets of each Fund’s Class A shares in connection with the promotion and distribution of each Fund’s Class A shares or the provision of personal services to shareholders, including but not limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to parties other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). For the six months ended March 31, 2023, 12b-1 Expenses incurred by the Funds were as follows:

		Payable for
	$12b-1 fees	$12b-1 fees
Small Cap Fund	17,563	12,599
Large Cap Plus Fund	287	228
International Fund	138	216
Income Opportunities Fund	139	186

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2023 (Unaudited)

During the six months ended March 31, 2023, the distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Small Cap Fund	$702
Large Cap Plus Fund	—
International Fund	—
Income Opportunities Fund	—

The Independent Trustees are compensated for their services to the Funds by the Adviser as part of the administrative fee. Each Independent Trustee was paid $30,000 in fees during the six months ended March 31, 2023. In addition, the Adviser reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings. Certain trustees and/or officers are officers of the Adviser.

6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2023, purchases and sales of investment securities, other than short-term investments, were as follows:

				Covers on
			Securities Sold	Securities Sold
	Purchases	Sales	Short	Short
Small Cap Fund	$18,874,824	$13,470,613	$—	$—
Large Cap Plus Fund	18,664,996	4,586,227	9,506,456	8,431,167
International Fund	7,464,305	2,528,201	—	—
Income Opportunities Fund	6,021,603	4,961,499	—	—

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, Roderick Dillion owned 41.90% of the Small Cap Fund - Class I and 42.36% of the Large Cap Plus Fund - Class I. As a result, Roderick Dillion may be deemed to control these Funds.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2023 (Unaudited)

8. FEDERAL TAX INFORMATION

At March 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

				Net unrealized
	Tax cost of	Unrealized	Unrealized	appreciation/
	investments	Appreciation	Depreciation	(depreciation)
Small Cap Fund	$62,629,499	$8,631,139	$(2,307,728)	$6,323,411
Large Cap Plus Fund	37,083,255	7,435,980	(640,098)	6,795,882
International Fund	36,518,053	5,286,647	(1,523,366)	3,763,281
Income Opportunities Fund	27,170,640	1,284,513	(1,440,522)	(156,009)

The tax character of distributions paid for the fiscal year ended September 30, 2022 were as follows:

				Income
	Small Cap	Large Cap	International	Opportunities
	Fund	Plus Fund	Fund	Fund
Distributions paid from:
Ordinary income	$117,273	$98,336	$189,825	$192,940
Long-term capital gains	$472,527	$2,709	$—	$—
Total distributions paid	$589,800	$101,045	$189,825	$192,940

At September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

				Income
	Small Cap	Large Cap	International	Opportunities
	Fund	Plus Fund	Fund	Fund
Undistributed ordinary income	$265,051	$21,800	$421,064	$11,718
Undistributed long-term capital gains	—	586,391	—	—
Accumulated capital and other losses	(183,886)	—	(363,131)	(172,991)
Unrealized appreciation (depreciation) on investments	1,422,278	2,227,323	(3,794,357)	(3,334,034)
Total accumulated earnings (deficit)	$1,503,443	$2,835,514	$(3,736,424)	$(3,495,307)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Funds’ fiscal year may be deferred and treated as

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2023 (Unaudited)

occurring on the first business day of the following fiscal year for tax purposes. For the tax year ended September 30, 2022 the Small Cap Fund deferred Post-October losses in the amount of $183,886.

As of September 30, 2022, the International Fund had short-term capital loss carryforwards of $353,441. The Income Opportunities Fund had short-term capital loss carryforwards of $172,991. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

9. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote, however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Liquidity Risk Management Program (Unaudited)

VELA Funds, on behalf of the VELA Small Cap Fund, the VELA Large Cap Plus Fund, the VELA International Fund and the VELA Income Opportunities Fund (the “Funds”) have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Program”) (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees (the “Board”) approved the appointment of a committee to serve as the Program Administrator (the “Committee”), which includes representatives from the Funds’ investment adviser. The Committee is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The written Liquidity Assessment Report that was presented to the Board at the November 18, 2022 Board meeting covered the period from September 30, 2021 to September 30, 2022 (the “Review Period”).

The Committee reviewed each Fund’s investments during the Review Period and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that: (i) the Funds’ Program is reasonably designed to prevent violations of the Liquidity Rule; and (ii) the Funds’ Program was effectively implemented.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; administrative fees; distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

Summary of Fund Expenses (Unaudited) (continued)

		Beginning	Ending
		Account Value	Account	Expenses
		October 1,	Value March	Paid During	Annualized
		2022	31, 2023	Period(a)	Expense Ratio
Small Cap Fund
Class A	Actual	$1,000.00	$1,100.10	$7.43	1.42%
	Hypothetical(b)	$1,000.00	$1,017.86	$7.14	1.42%
Class I	Actual	$1,000.00	$1,100.80	$6.12	1.17%
	Hypothetical(b)	$1,000.00	$1,019.10	$5.89	1.17%
Large Cap Plus Fund
Class A	Actual	$1,000.00	$1,087.80	$11.68	2.24%
	Hypothetical(b)	$1,000.00	$1,013.74	$11.26	2.24%
Class I	Actual	$1,000.00	$1,089.80	$10.25	1.97%
	Hypothetical(b)	$1,000.00	$1,015.13	$9.88	1.97%
International Fund
Class A	Actual	$1,000.00	$1,282.80	$8.07	1.42%
	Hypothetical(b)	$1,000.00	$1,017.86	$7.13	1.42%
Class I	Actual	$1,000.00	$1,283.20	$6.65	1.17%
	Hypothetical(b)	$1,000.00	$1,019.11	$5.88	1.17%
Income Opportunities Fund
Class A	Actual	$1,000.00	$1,105.50	$6.13	1.17%
	Hypothetical(b)	$1,000.00	$1,019.11	$5.88	1.17%
Class I	Actual	$1,000.00	$1,106.80	$4.83	0.92%
	Hypothetical(b)	$1,000.00	$1,020.35	$4.63	0.92%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Privacy Notice (Unaudited)
FACTS	WHAT DO THE VELA FUNDS (the “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■   Social Security Number

■   Assets

■   Retirement Assets

■   Checking Account Information

■   Purchase History

■   Account Balances

■   Account Transactions

■   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-833-399-1001

Who we are
Who is providing this notice?	VELA Funds Ultimus Fund Solutions, LLC (Administrator) Ultimus Fund Distributors, LLC (Distributor)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

■   Open an account

■   Provide account information

■   Give us your account information

■   Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tell us who receives the money

■   Show your government-issued ID

■   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    VELA Investment Management, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.

Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Funds do not share your personal information with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ The Funds do not jointly market.

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at 1-833-399 -1001 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Lawrence Funderburke	PUBLIC ACCOUNTING FIRM
Jim Haring	Cohen & Company, Ltd.
Danielle Ross	1350 Euclid Avenue, Suite 800
Jason Job	Cleveland, OH 44115
Lisa Wesolek

OFFICERS	LEGAL COUNSEL
Jason Job, President	Davis Graham & Stubbs LLP
Lisa Wesolek, Vice President	1550 17th Street, Suite 800
Zachary Richmond, Treasurer	Denver, CO 80202
N. Lynn Bowley, Chief Compliance Officer
Jesse Hallee, Secretary

INVESTMENT ADVISER	CUSTODIAN
VELA Investment Management, LLC	Fifth Third Bank N.A.
220 Market Street, Suite 208	Fifth Third Center
New Albany, OH 43054	38 Fountain Square Plaza
Cincinnati, OH 45263

DISTRIBUTOR	ADMINISTRATOR, TRANSFER
Ultimus Fund Distributors, LLC	AGENT AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

VELA-SAR-23

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VELA FUNDS

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	June 06, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	June 06, 2023

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	June 06, 2023